Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 949	$ (749)	$ 1,602	$ (1,672)	$ 14,332	$ (1,421)
Comprehensive income (loss)	620	(749)	1,059	(1,672)	14,332	(1,421)
Comprehensive income attributable to non-controlling interests	329		543		1,470
Comprehensive income (loss) attributable to SWK Holdings Corporation Stockholders	$ 949	$ (749)	$ 1,602	$ (1,672)	$ 12,862	$ (1,421)